Loans and Related Allowance for Credit Losses, Commercial Loan Modifications and Financial Effects (Details) - Total Commercial [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 655	$ 430
Total modifications as a percentage of loan class	0.17%	0.11%
Weighted average term extension (months)	25 months	15 months
Commercial and industrial loans [Member] | Term extension [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 503	$ 286
Commercial and industrial loans [Member] | All other modifications and combinations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	152	144
Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 2,421	$ 467
Total modifications as a percentage of loan class	1.77%	0.31%
Weighted average term extension (months)	25 months	24 months
Commercial real estate [Member] | Term extension [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 2,085	$ 458
Commercial real estate [Member] | All other modifications and combinations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 336	$ 9